Form N-1A Cover	Sep. 17, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ALPS VARIABLE INVESTMENT TRUST
Entity Central Index Key	0001382990
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 17, 2025
Prospectus Date	May 01, 2025